Revenues - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Current Assets [Member]
Revenue, Major Customer [Line Items]
Capitalized Contract Cost, Net	$ 1,107,956	$ 652,769
Voyage Charter Revenues [Member]
Revenue, Major Customer [Line Items]
Revenues	12,100,000	23,800,000	$ 19,200,000
Revenue, Remaining Performance Obligation, Amount	10,800,000	5,400,000
Receivables net current	$ 5,300,000	$ 11,800,000